Liquidity and Going Concern - Additional Information (Detail) - USD ($) $ in Thousands	Feb. 09, 2023	Mar. 31, 2023	Jun. 30, 2022
Going Concern [Line Items]
Retained earnings surplus deficit		$ (167,221)	$ (132,718)
Cash and cash equivalents		$ 33,027	$ 41,333
Gross Cash Proceeds	$ 20,300